Income Taxes (Details) (USD $)	12 Months Ended											12 Months Ended							0 Months Ended	12 Months Ended
	Dec. 31, 2013 jurisdiction	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Cayman Islands	Dec. 31, 2012 Cayman Islands	Dec. 31, 2011 Cayman Islands	Dec. 31, 2011 Cayman Islands MVAS	Dec. 31, 2013 U.S.	Dec. 31, 2012 U.S.	Dec. 31, 2013 Hong Kong	Dec. 31, 2012 Hong Kong	Dec. 31, 2013 China	Dec. 31, 2012 China	Dec. 31, 2011 China	Dec. 31, 2010 China	Dec. 31, 2009 China	Dec. 31, 2008 China	Dec. 31, 2013 China High and new technology enterprises entity	Feb. 22, 2008 China Software enterprise	Dec. 31, 2013 China Software enterprise SINA (Shanghai) Management Co., Ltd.
Income Taxes
Number of tax jurisdictions	4
Components of income before income taxes
Income (loss) before income tax expense	$ 58,432,000	$ 34,585,000	$ (297,417,000)
Income (loss) from non-China operations	(18,430,000)	19,590,000	(362,692,000)
Income from China operations	76,862,000	14,995,000	65,275,000
Income tax expenses applicable to China operations	14,602,000	2,730,000	5,001,000
Effective tax rate for China operations (as a percent)	19.00%	18.00%	8.00%
Dilution loss				(10,200,000)
Impairment charge related to investment	6,134,000	18,498,000	281,548,000		8,400,000	281,200,000
Gain recognized on disposal of investment CRIC					45,300,000
Gain on disposal of investment in Tudou					10,200,000
Goodwill impairment			68,891,000				68,900,000
Federal net operating loss carryforwards								86,200,000
State net operating loss carryforwards								25,300,000
Federal net operating loss carryforwards related to employee stock options								39,700,000
State net operating loss carryforwards related to employee stock options								20,900,000
Deferred tax assets:
Allowances for doubtful accounts, accruals and other liabilities												16,523,000	12,977,000
Net operating loss carry-forwards								30,826,000	30,884,000	2,787,000	2,978,000	3,082,000	3,187,000
Other tax credits, allowances for doubtful accounts, accruals and other liabilities								453,000	488,000
Depreciation												139,000	467,000
Total deferred tax assets								31,279,000	31,372,000			19,744,000	16,631,000
Less: valuation allowance								(31,279,000)	(31,372,000)	(2,787,000)	(2,978,000)	(15,190,000)	(10,810,000)
Net deferred tax assets								0	0	0	0	4,554,000	5,821,000
Including - Current deferred tax assets	3,480,000	4,161,000										3,480,000	4,161,000
Non-current deferred tax assets	1,074,000	1,660,000										1,074,000	1,660,000
Deferred tax liabilities:
Depreciation												(469,000)	(389,000)
Others												(621,000)	(199,000)
Total deferred tax liabilities												(1,090,000)	(588,000)
Including - Current deferred tax liabilities												(621,000)	(199,000)
Non-current deferred tax liabilities												(469,000)	(389,000)
Net operating loss carryforwards										21,200,000		12,100,000	12,700,000
Statutory rate (as a percent)	25.00%	25.00%	25.00%									25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Transitional period to entities that enjoyed preferential tax holiday under the previous income tax law												5 years
Threshold for previous tax rate below which preferential rates subsequently apply (as a percent)												25.00%
Preferential statutory rate (as a percent)																		15.00%	12.50%	12.50%
Number of qualified subsidiaries (in entities)																		5
Period of special tax holidays																			2 years	2 years
Reduction in preferential tax rate (as a percent)																			50.00%
Period of reduced preferential income tax rate																			3 years	3 years
Withholding income tax on dividends distributed by an FIE to its immediate holding company outside China (as a percent)												10.00%
Maximum percentage of withholding income tax on dividends distributed by an FIE to its immediate holding company in Hong Kong												5.00%
Percentage of ownership interests held by foreign investors												25.00%
Percentage of withholding income tax on dividends distributed by PRC subsidiaries to its immediate holding company in Hong Kong												5.00%
Composition of income tax expenses for China operations
Current tax provision	12,820,000	6,245,000	5,930,000
Deferred tax (benefits) provision	1,782,000	(3,515,000)	(929,000)
Income tax expenses	14,602,000	2,730,000	5,001,000
Reconciliation of the differences between statutory tax rate and the effective tax rate for China operations
Statutory EIT rate (as a percent)	25.00%	25.00%	25.00%									25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Effect on tax holiday and preferential tax rate (as a percent)	(10.00%)	(12.00%)	(18.00%)
Permanent differences (as a percent)	(1.00%)	4.00%	1.00%
Change in valuation allowance (as a percent)	5.00%	1.00%	0.00%
Effective tax rate for China operations (as a percent)	19.00%	18.00%	8.00%
Tax holiday on China operations
Tax holiday effect	7,583,000	1,713,000	10,306,000
Basic net income (loss) per share effect (in dollars per share)	$ 0.11	$ 0.03	$ 0.16
Diluted net income (loss) per share effect (in dollars per share)	$ 0.11	$ 0.03	$ 0.16
Historical rate for valuing deferred tax assets (as a percent)	25.00%
Operating loss carryforwards provided with valuation allowance												6,700,000	6,600,000
Operating loss carryforwards expected to be utilized prior to expiration												$ 5,400,000	$ 6,100,000